Artisan International Value Fund Expense Example - Artisan International Value Fund	Sep. 30, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	$ 1,190